UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-21422

Trust for Advised Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Christopher E. Kashmerick
Trust for Advised Portfolios
2020 East Financial Way, Suite 100
Glendora, CA 91741
 (Name and address of agent for service)

(626) 914-7385
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period:  March 31, 2019

Item 1. Schedule of Investments.

Zevenbergen Genea Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2019 (Unaudited)

Number of
Shares		Value
	COMMON STOCKS ― 99.5%
	CONSUMER DISCRETIONARY ― 44.7%
21,000	2U, Inc. (a)	$1,487,850
1,550	Amazon.com, Inc. (a)	2,760,162
26,000	Chegg, Inc. (a)	991,120
13,400	Etsy, Inc. (a)	900,748
12,300	Lyft, Inc. (a)	962,967
4,605	MercadoLibre, Inc.	2,338,097
6,760	Netflix, Inc. (a)	2,410,345
7,280	Tesla, Inc. (a)	2,037,381
13,200	Trade Desk, Inc. (The)(a)	2,612,940
11,375	Wayfair Inc. (a)	1,688,619
		18,190,229

	CONSUMER STAPLES ― 3.9%
24,200	Tilray, Inc. (a)	1,585,584

	FINANCIAL SERVICES ― 12.2%
12,900	PayPal Holdings, Inc. (a)	1,339,536
26,200	Square, Inc. (a)	1,962,904
48,000	Zillow Group, Inc. Class C (a)	1,667,520
		4,969,960

	PRODUCER DURABLES ― 2.8%
21,200	Axon Enterprise, Inc. (a)	1,153,492

	TECHNOLOGY ― 35.9%
8,025	Alibaba Group Holding Limited ― ADR (a)	1,464,161
6,800	Atlassian Corp Plc (a)	764,252
8,600	Elastic NV (a)	686,882
7,300	Facebook, Inc. Class A (a)	1,216,837
9,900	NVIDIA Corporation	1,777,644
7,700	New Relic, Inc. (a)	759,990
17,350	Okta, Inc. (a)	1,435,366
39,200	Pluralsight, Inc. (a)	1,244,208
5,700	ServiceNow, Inc. (a)	1,404,993
10,050	Shopify Inc. (a)	2,076,531
6,800	Spotify Technology S.A. (a)	943,840
17,500	Tencent Holdings Limited ― ADR	804,650
		14,579,354
	TOTAL COMMON STOCKS
	(Cost $31,997,224)	$40,478,619

	SHORT―TERM INVESTMENTS ―1.4%
566,260	First American U.S. Treasury Money Market Fund, Class Z, 2.26% (b)	566,260
	TOTAL SHORT―TERM INVESTMENTS (Cost $566,260)	$566,260

	TOTAL INVESTMENTS ― 100.9% (Cost $32,563,484)	41,044,879
	Liabilities in Excess of Other Assets ― (0.9)%	(350,897)
	TOTAL NET ASSETS ― 100.0%	$40,693,982

ADR:	American Depositary Receipt
(a)	Non-Income producing.
(b)	Variable rate security. The rate disclosed is the annualized seven-day effective yield as of March 31, 2019.

Zevenbergen Growth Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2019 (Unaudited)

Number of
Shares		Value
	COMMON STOCKS ― 99.6%
	CONSUMER DISCRETIONARY ― 39.1%
7,500	2U, Inc. (a)	$531,375
620	Amazon.com, Inc. (a)	1,104,065
5,800	Chegg, Inc. (a)	221,096
2,200	lululemon athletica inc. (a)	360,514
900	Lyft, Inc. (a)	70,461
1,900	MercadoLibre, Inc.	964,687
2,850	Netflix, Inc. (a)	1,016,196
6,000	Shake Shack Inc. (a)	354,900
2,850	Tesla, Inc. (a)	797,601
4,600	Trade Desk, Inc. (The) (a)	910,570
2,700	Wayfair Inc. Class A (a)	400,815
		6,732,280
	CONSUMER STAPLES ― 2.4%
6,300	Tilray, Inc. (a)	412,776

	FINANCIAL SERVICES ― 10.3%
7,500	Charles Schwab Corporation (The)	320,700
6,700	PayPal Holdings, Inc. (a)	695,728
3,400	Square, Inc. (a)	254,728
14,600	Zillow Group, Inc. Class C (a)	507,204
		1,778,360
	HEALTH CARE ― 14.8%
3,900	BioMarin Pharmaceutical Inc. (a)	346,437
11,400	Exact Sciences Corporation (a)	987,468
2,000	Inogen, Inc. (a)	190,740
3,800	Medidata Solutions, Inc. (a)	278,312
13,300	Teladoc Health Inc. (a)	739,480
		2,542,437
	PRODUCER DURABLES ― 3.6%
575	CoStar Group, Inc. (a)	268,191
4,000	Paylocity Holding Corp.(a)	356,760
		624,951
	TECHNOLOGY ― 29.4%
1,600	Adobe Inc.(a)	426,384
2,500	Alibaba Group Holding Limited ― ADR (a)	456,125
800	Atlassian Corp PLC (a)	89,912
2,800	Facebook, Inc. Class A (a)	466,732
3,100	Monolithic Power Systems, Inc.	420,019
1,800	New Relic, Inc. (a)	177,660
3,600	NVIDIA Corporation	646,416

6,000	Okta, Inc. (a)	496,380
6,500	Pluralsight, Inc. (a)	206,310
1,800	ServiceNow, Inc. (a)	443,682
4,750	Shopify Inc. (a)	981,445
1,725	Spotify Technology SA (a)	239,430
		5,050,495

	TOTAL COMMON STOCKS
	(Cost $11,754,066)	$17,141,299

	SHORT―TERM INVESTMENTS ―1.0%
166,418	First American U.S. Treasury Money Market Fund, Class Z, 2.26% (b)	166,418
	TOTAL SHORT―TERM INVESTMENTS (Cost $166,418)	$166,418

	TOTAL INVESTMENTS ― 100.6% (Cost $11,920,484)	17,307,717
	Liabilities in Excess of Other Assets ― (0.6)%	(95,237)
	TOTAL NET ASSETS ― 100.0%	$17,212,480

ADR:	American Depositary Receipt
(a)	Non-Income producing.
(b)	Variable rate security. The rate disclosed is the annualized seven-day effective yield as of March 31, 2019.

Valuation of Investments (Unaudited)

The Zevenbergen Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds' own market assumptions (unobservable inputs). The inputs or methodology used in determining the value of each Fund's investments are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Funds' investments.  These inputs are summarized into three broad categories as defined below:

Level 1 - Quoted prices in active markets for identical securities.  An active market for a security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.  A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 - Significant unobservable inputs, including the Funds' own assumptions in determining fair value of investments.

Equity Securities that are traded on a national securities exchange are stated at the last reported sales price on the day of valuation.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Short-term investments classified as money market instruments are valued at NAV. These investments are categorized as Level 1 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the fair values of the Funds’ consolidated investments in each category investment type as of March 31, 2019:

Zevenbergen Genea Fund

Description	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$40,478,619	$-	$-	$40,478,619
Short-Term Investments	566,260	-	-	566,260
Total	$41,044,879	$-	$-	$41,044,879
Zevenbergen Growth Fund
Description	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$17,141,299	$-	$-	$17,141,299
Short-Term Investments	166,418	-	-	166,418
Total	$17,307,717	$-	$-	$17,307,717

Please refer to the Schedule of Investments for further classification.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Advised Portfolios

By  /s/ Christopher E. Kashmerick
Christopher E. Kashmerick, President and Principal Executive Officer

Date  May 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ Russell B. Simon
Russell B. Simon, Treasurer and Principal Financial Officer

Date  May 28, 2019